Note 1 - Nature of Business and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deferred television costs

Deferred television costs consist of the following at March 31, 2013 and December 31, 2012:

	March 31,	December 31,
	2013	2012
Development and pre-production costs	$–	$–
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$116,454	$116,454

	December 31,	December 31,
	2012	2011
Development and pre-production costs	$–	$–
In-production	68,264	–
Post production	48,190	–
Total deferred television costs	$116,454	$–

Estimated useful lives of the assets
Software	3 years
Office equipment and website development costs	5 years
Furniture and fixtures	7 years

Deferred revenues

Deferred revenues consist of the following at March 31, 2013 and December 31, 2012:

	March 31,	December 31,
	2013	2012
Deferred revenues on television pilot episodes	$135,000	$135,000
Deferred revenues on audio/video content licensing	–	–
Total deferred revenues	$135,000	$135,000

	December 31,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$135,000	$55,000
Deferred revenues on audio/video content licensing	–	37,405
Total deferred revenues	$135,000	$92,405